Goodwill, Software and Other Intangible Assets - Additional Information (Detail) $ in Millions			12 Months Ended
	Aug. 01, 2023	Aug. 01, 2022	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Disclosure of intangible assets material to entity [line items]
Cash flow projection period			five-year
Goodwill			$ 5,425	$ 5,348	$ 4,954
Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			5,425	5,348
Canadian Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			954	954
Net additions and disposals of gross carrying amount			10	0
Corporate and Other [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			100	99
Net additions and disposals of gross carrying amount			361	775
U.S. Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Terminal growth rate	4.50%	4.40%
Forecasted cash flows discounted at after-tax rate	10.30%	9.80%
Forecasted cash flows discounted at pre-tax rate	12.20%
Goodwill			4,300	4,224
Net additions and disposals of gross carrying amount			(255)	26
Capital Markets and Direct Financial Services [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			64	64
Net additions and disposals of gross carrying amount			0	0
Canadian Personal and Small Business Banking [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			7	7
Net additions and disposals of gross carrying amount			0	$ 242
Canadian wealth management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss			$ 0
Low end level of price-to-earnings multiples	6	6.4
High end level of price-to-earnings multiples	11.6	10.7